Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Primary Subsidiaries

The details of the Company’s primary subsidiaries are as follows:

Name	Controlled by	Date of Incorporation	Percentage of Effective Ownership	Principal Activities
Signature Tasty Claypot House Holding Sdn. Bhd. (“STCH Holding”)	The Company	May 8, 2019	100%	Restaurant operation with a central kitchen, licensor and loyalty owner, and general trader
Signature Tasty Claypot House (GH) Sdn. Bhd. (“STCH GH”)	STCH Holding	October 1, 2019	100%	Restaurant operation
Zi Wei Yuan (Raja Uda) Sdn. Bhd. (“ZWY Raja Uda”)	STCH Holding	April 11, 2022	100%	Restaurant operation
CHH KL Group Sdn. Bhd. (“CHH KL”)	STCH Holding	March 9, 2021	100%	Restaurant operation
CCH Tropika Sdn. Bhd. (“CCH Tropika”)	STCH Holding	October 21, 2022	100%	Restaurant operation
GTL F&B Sdn. Bhd. (“GTL F&B”)	STCH Holding	November 11, 2021	100%	Restaurant operation
GEF Family Food Sdn. Bhd. (“GEF”)	GTL F&B	May 11, 2022	80%	Restaurant operation